Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	107 Months Ended
	Sep. 30, 2025	Sep. 30, 2025	Sep. 30, 2025
American Customer Satisfaction ETF
Average Annual Return [Line Items]
Average Annual Return, Percent	14.04%	13.01%	12.63%
American Customer Satisfaction Investable Index
Average Annual Return [Line Items]
Average Annual Return, Percent	14.83%	13.76%	13.41%
S&P 500® Total Return Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.60%	16.47%	15.68%